BRIDGE BUILDER TRUST

Bridge Builder Tax Managed Small/Mid Cap Fund

(the “Tax Managed Small/Mid Cap Fund”)

Supplement dated March 1, 2024

to the Prospectus dated October 27, 2023

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

A.

Effective immediately, Timothy Parton will no longer serve as a portfolio manager of the portion of the assets of the Tax Managed Small/Mid Cap Fund managed by J.P. Morgan Investment Management Inc. (“JPMIM’s Allocated Portion of the Tax Managed Small/Mid Cap Fund”). Felise L. Agranoff and Daniel Bloomgarden continue to serve as portfolio managers of JPMIM’s Allocated Portion of the Tax Managed Small/Mid Cap Fund.

Accordingly, all references and information related to Timothy Parton in the Prospectus are hereby deleted in their entirety.

B.

Judith M. Vale no longer serves as a portfolio manager of the portion of the assets of the Tax Managed Small/Mid Cap Fund managed by Neuberger Berman Investment Advisers LLC. (“Neuberger Berman’s Allocated Portion of the Tax Managed Small/Mid Cap Fund”). Robert W. D’Alelio, Brett S. Reiner and Gregory G. Spiegel continue to serve as portfolio managers of Neuberger Berman’s Allocated Portion of the Tax Managed Small/Mid Cap Fund.

Accordingly, all references and information related to Judith M. Vale in the Prospectus are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

9

BRIDGE BUILDER TRUST

Bridge Builder Tax Managed Small/Mid Cap Fund

(the “Tax Managed Small/Mid Cap Fund”)

Supplement dated March 1, 2024

to the Statement of Additional Information (“SAI”)

dated October 27, 2023

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

A.

Effectively immediately, Timothy Parton will no longer serve as a portfolio manager of the portion of the assets of the Tax Managed Small/Mid Cap Fund managed by J.P. Morgan Investment Management Inc. (“JPMIM’s Allocated Portion of the Tax Managed Small/Mid Cap Fund”). Felise L. Agranoff and Daniel Bloomgarden continue to serve as portfolio managers of JPMIM’s Allocated Portion of the Tax Managed Small/Mid Cap Fund.

Accordingly, all references and information related to Timothy Parton in the SAI are hereby deleted in their entirety.

B.

Judith M. Vale no longer serves as a portfolio manager of the portion of the assets of the Tax Managed Small/Mid Cap Fund managed by Neuberger Berman Investment Advisers LLC. (“Neuberger Berman’s Allocated Portion of the Tax Managed Small/Mid Cap Fund”). Robert W. D’Alelio, Brett S. Reiner and Gregory G. Spiegel continue to serve as portfolio managers of Neuberger Berman’s Allocated Portion of the Tax Managed Small/Mid Cap Fund.

Accordingly, all references and information related to Judith M. Vale in the SAI are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

10